Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	€ 21,209	€ 20,187	€ 43,070
Non-current assets:
property, plant and equipment	10,264		10,160
Goodwill	50,080		49,404
Other intangible assets	26,653		24,319
Total
Disclosure of geographical areas [line items]
Net sales	21,209	20,187	43,070
Non-current assets:
property, plant and equipment	10,264	9,804	10,160
Goodwill	50,080	49,243	49,404
Other intangible assets	26,653	24,590	24,319
Europe
Disclosure of geographical areas [line items]
Net sales	4,882	5,034	10,392
Non-current assets:
property, plant and equipment	5,611	5,462	5,659
Goodwill	0	0	0
Other intangible assets	5,156	5,961	5,566
France
Disclosure of geographical areas [line items]
Net sales	1,082	1,174	2,379
Non-current assets:
property, plant and equipment	3,079	2,921	3,085
Goodwill	0	0	0
Other intangible assets	0	0	0
United States
Disclosure of geographical areas [line items]
Net sales	9,067	7,988	18,512
Non-current assets:
property, plant and equipment	2,377	2,364	2,322
Goodwill	0	0	0
Other intangible assets	20,726	17,595	17,850
Other countries
Disclosure of geographical areas [line items]
Net sales	7,260	7,165	14,166
Non-current assets:
property, plant and equipment	2,276	1,978	2,179
Goodwill	0	0	0
Other intangible assets	€ 771	€ 1,034	€ 903